EQUITY - Schedule of movement of retained earnings (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 30, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Movement of Retained Earnings [Roll Forward]
Retained earnings		$ (7,501,896)
Net income/(loss) for the period		581,550	$ 1,337,137	$ (4,653,142)
Dividends		(174,549)	0
Others increase (decreases)		51,074	22,066	(3,608)
Retained earnings		464,411	(7,501,896)
Out of period adjustment	$ 57,129
Increase to retained earnings		464,411	(7,501,896)
Decrease to trade and other current payables		(1,765,279)	(1,627,992)
Revision of Prior Period, Adjustment
Movement of Retained Earnings [Roll Forward]
Increase to retained earnings					$ 57,129
Decrease to trade and other current payables					$ 57,129
Retained Earnings
Movement of Retained Earnings [Roll Forward]
Retained earnings		(7,501,896)	(8,841,106)	(4,193,615)
Net income/(loss) for the period		581,831	1,339,210	(4,647,491)
Dividends		(174,549)	0	0
Others increase (decreases)		7,559,025	0	0
Retained earnings		464,411	(7,501,896)	(8,841,106)
Absorption accumulated losses		7,501,896
Out of period adjustment		57,129
Increase to retained earnings		$ 464,411	$ (7,501,896)	$ (8,841,106)